COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Future minimum lease payments due under operating lease

Payments due in the years ended December 31,
2012	$249,334
2013	49,426
2014	36,639
2015	31,832
2016	28,439
Thereafter	74,525

Total	$470,195